Provisions - Movement in Provision for Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 349	$ 353
Arising during the period	2	0
Accretion cost	(4)	(1)
Restructuring charges	91	0
Utilized	(52)	(3)
Reversal to P/L	(88)	0
Provisions at end of period	298	$ 349
Provisions related to the sale of a business	(7)
Provisions related to asset retirement obligations	$ (40)